Unaudited Condensed Consolidated Statements Of Cash Flows - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Cash Flows from Operating Activities:
Net loss (income)	$ (5,445,257)	$ (862,319)
Adjustments to reconcile net loss to net cash (used in) provided by operating activities:
Depreciation and amortization expenses	150,934	155,946
(Reversal of) provision for expected credit losses	(94,686)	291,227
Amortization of right-of-use assets	22,790	28,255
Share-based compensation expenses	1,720,755	22,224
Deferred tax expenses	27,998	107,126
Upward adjustments in investments in non-marketable securities	41,589	(4,754)
Change in fair value of derivative liabilities and loss from issuance	1,142,056
Changes in operating assets and liabilities:
Accounts receivable	2,007,004	992,889
Inventories		589,996
Prepayments and other current assets	33,752	(264,637)
Accounts payable	(332,454)	396,025
Accrued expenses and other liabilities	(803,192)	368,903
Net Cash (Used in) Provided by Operating Activities	(1,528,711)	1,820,881
Cash Flows from Investing Activities:
Investments in short-term investments	(3,116,624)	(6,121,512)
Proceeds from redemption of short-term investments	1,339,439	5,241,241
Investments in non-marketable securities		(100,000)
Proceeds from redemption of non-marketable securities	57,840
Net Cash Used in Investing Activities	(1,719,345)	(980,271)
Cash Flows from Financing Activities:
Net proceeds from sales of ordinary shares and exercise of warrants	4,746,055
Net Cash Provided by Financing Activities	4,746,055
Effect of exchange rate changes on cash and cash equivalents	150,799	230,106
Net change in cash and cash equivalents	1,648,798	1,070,716
Cash and cash equivalents at beginning of period	8,098,075	7,841,306
Cash and Cash Equivalents at End of Period	9,746,873	8,912,022
Supplemental cash flow information
Cash paid for income tax	776	89,807
Supplemental non-cash information
Decrease in right of use assets and operating lease obligations due to termination		$ (23,003)